N-2	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002006100
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Credit Income Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$73,939

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*     The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

[1]    Per share data calculated using average shares outstanding during the period.

[2]    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

[3] Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

[4] Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

[5] Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

[6] Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

[7] Represents lesser of purchases or sales of the Fund's investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

[8] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

[1]    Per share data calculated using average shares outstanding during the period.

[2]    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

[3] Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

[4] Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

[5] Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

[6] Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

[7] Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

[8] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

[1]    Per share data calculated using average shares outstanding during the period.

[2]    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

[3] Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

[4] Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

[5] Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

[6] Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

[7] Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

[8] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

For the Period Ended June 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net change in unrealized appreciation (depreciation) on investments	(0.01)
Total from investment operations	0.04

Net Asset Value per share, end of period	$10.04

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity[2]:
Net investment income (loss)[3]	10.61%

Gross expenses[4]	7.45%
Adviser expense reimbursement[4]	(5.98)%
Net expenses[4]	1.47%

Total return[5,6]	0.40%

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowings (000s)	—
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A

*    The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

[1]    Per share data calculated using average shares outstanding during the period.

[2]    Ratios do not reflect the proportionate share of income and expenses of the underlying Investment Funds in which the Fund invests.

[3] Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs and incentive fees, which are one time expenses. If incentive fees were excluded, the ratio would have increased by 0.05% for the period ended June 30, 2024.

[4] Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 0.05% for the period ended June 30, 2024.

[5] Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

[6] Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

[7] Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

[8] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group LP (“StepStone”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone, serves as the Fund’s investment Sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of Swiss Capital Alternative Investments AG (“SCAI”), which is a subsidiary of Stepstone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation by investing in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies, with a smaller portion allocated to private investment funds (“Investment Funds”). The Fund intends to primarily use a multi-lender approach to achieve its investment objectives utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the period June 3, 2024 through June 30, 2024:

	For the Period Ended June 30, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	7,360,824	$73,677,630
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	7,360,824	$73,677,630

Class D
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

Class S
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

Class T
Proceeds from shares issued	1,000	$10,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Net increase	1,000	$10,000

*  The Fund commenced operations on June 3, 2024.

Beginning September 2024, the Fund will conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares.

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%
Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $62,389,222)	$62,349,891
Cash and cash equivalents	9,281,809
Receivable from investments	1,109,266
Deferred offering costs	452,669
Interest receivable	435,608
Due from Adviser	48,474
Total Assets	73,677,717

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(977,011)
Revolving credit facility less deferred debt issuance costs	(977,011)
Professional fees payable	506,112
Revolving credit facility fees payable	57,073
Management fees payable	48,297
Incentive fees payable	29,985
Trustees’ fees payable	18,187
Administration fees payable	14,909
CCO fees payable	4,603
Transfer agent fees payable	1,841
Other accrued expenses	4,116
Total Liabilities	(291,888)

Commitments and contingencies (see Note 8)

Net Assets	$73,969,605

Components of Net Assets:
Paid-in capital	$73,707,630
Total distributable earnings	261,975
Net Assets	$73,969,605

Class I:
Net Assets	$73,939,482
Outstanding Shares	7,360,824
Net Asset Value Per Share	$10.04

Class D:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

Class S:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

Class T:
Net Assets	$10,041
Outstanding Shares	1,000
Net Asset Value Per Share	$10.04

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit | $ / shares	$ 1,000	[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	7,360,824
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit | $ / shares	$ 1,000	[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit | $ / shares	$ 1,000	[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000
Class T Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount | $		[1]
Senior Securities Coverage per Unit | $ / shares	$ 1,000	[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	1,000

[1]	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.